Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Notes Payable

Notes payable consist of the following:

	Interest Rate	Term	March 31, 2019	December 31, 2018
Notes payable	0%	.6 years	$34,346	$37,493

As of March 31, 2019 and December 31, 2018, notes payable includes three notes: two non-interest bearing notes totaling $30,000 that originated prior to the Company’s 2014 bankruptcy proceedings and a three-year note executed on September 1, 2016 relating to the purchase of used office furniture and equipment from our landlord. The Company executed the note payable in the amount of $40,122 at an interest rate of 0% and with monthly payments of $1,115. The Company imputed interest on the note and recorded a discounted note balance of $36,634.

For the three months ended March 2019 and 2018, interest expense on the furniture and equipment note was $197 and $631, respectively.

As of December 31, 2018 and December 31, 2017, the Company’s notes payable consists of the following:

	Interest Rates	Term	December 31, 2018	December 31, 2017
Notes payable	0% - 6%	.7 –.8 years	$37,493	$549,936

As of December 31, 2018, notes payable includes three notes: two non-interest bearing notes totaling $30,000 that originated prior to the Company’s 2014 bankruptcy proceedings and a three-year note executed on September 1, 2016 relating to the purchase of used office furniture and equipment from our landlord. The Company executed the note payable in the amount of $40,122 at an interest rate of 0% and with monthly payments of $1,115. The Company imputed interest on the note and recorded a discounted note balance of $36,634 on September 1, 2016. The term of the note is three years. As of December 31, 2018 and 2017 and June 30, 2017 the balance on this note was $7,493, $19,936 and $26,130, respectively.

On November 30, 2017 the Company amended two notes payable to GHS in the aggregate principal amount of $500,000. The notes, which were originally made on October 12 and November 2, 2017 and included conversion prices at 20% discount off market price, as defined in the agreements. The amendments removed the conversion features in the notes. Upon amendment, the Company recorded a loss on extinguishment of these notes of $15,256. As of December 31, 2017 the notes, which were previously included in convertible notes payable are included in notes payable. The notes were amended to become convertible notes in 2018 and as of December 31, 2018 are included in convertible notes payable.

For the years ended December 31, 2018 and 2017 and the six months ended December 31, 2018 and 2017, the Company recorded interest expense on these notes of $931, $1,407, $493 and $710, respectively.